Schedule of other long term liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Provision for retirement indemnities (Japan & France)	€ 1,128	€ 1,016
Provision for employee termination indemnities (Italy)	273	246
Provision for warranty costs, less current portion	200	396
Conditional government subsidies, less current portion	296	341
Total	€ 1,897	€ 1,999